Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Post IPO Net Income Attributable to the Members of KNOT Offshore Partners LP [Member]	Dec. 31, 2013 Common Units [Member]	Dec. 31, 2013 Common Units [Member]	Dec. 31, 2013 Subordinated Units [Member]	Dec. 31, 2013 Subordinated Units [Member]	Dec. 31, 2013 General Partner Unit [Member]	Dec. 31, 2013 General Partner Unit [Member]	Feb. 14, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]
Earnings Per Share Basic And Diluted [Line Items]
Less: Distribution paid	$ 20,779	$ 21,954								$ 20,800
Net income (loss)	(2,176)		18,603
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners		14,764		(1,066)		(1,066)
Under (over) distributed earnings to general partners	$ (44)	$ 301
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted				8,568		8,568		350
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted				$ 1.063	$ 1.063 [1]	$ 1.065	$ 1.065 [1]	$ 1.063	$ 1.063 [1]
Cash distributions declared and paid in the period per unit	$ 0.752	$ 0.752								$ 0.435	$ 0.435	$ 0.435

[1]	Earning per unit information for the year ended December 31, 2013 is in respect of the period from the closing of the IPO (April 15, 2013) to December 31, 2013.